Property and Equipment, net (Tables)	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2024	December 31, 2023
Computer equipment	$7,738	$7,738
Accumulated depreciation	(6,997)	(6,484)
Total property and equipment, net	$741	$1,254